UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2002

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
===============================================================================

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
---------------------
New York, New York
August 8, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     101
                                            ---


Form 13F Information Table Value Total:     $ 181,763,000
                                            -------------

List of Other Included Managers:

                                        No.  1:
                                        ------
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC    (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)


ADE Corp. Mass            COM        00089C107    1,215            106,150            SH
Advanced Digital          COM        007525108    674              80,000             SH
Information Corp.
Americas Car Mart Inc.    COM        03062T105    1,105            80,100             SH
Ampal American Israel     CL A       032015109    700              200,054            SH
Corp.
ATP Oil & Gas Corp.       COM        00208J108    211              70,000             SH
Avalon Holdings Corp.     CL A       05343P109    28               11,700             SH
Avenue A Inc.             COM        053566105    1,120            314,500            SH
Bally Total Fitness       COM        05873K108    8,711            465,600            SH
Holding Corp.
Barrett Business          COM        068463108    1,794            512,500            SH
Services Inc.
Bay View Capital Corp.    COM        07262L101    962              150,000            SH
Blair Corp.               COM        092828102    256              10,000             SH
CCC Information           COM        12487Q109    923              65,944             SH
Services Group


TOTAL                                             $ 17,699         2,066,548
                                                  --------         ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other Managers   Voting Authority
                          discretion



                                                         Sole      Shared     None
ADE Corp. Mass            SOLE          Filer + No. 1    SOLE
Advanced Digital          SOLE          Filer + No. 1    SOLE
Information Corp.
Americas Car Mart Inc.    SOLE          Filer + No. 1    SOLE
Ampal American Israel     SOLE          Filer + No. 1    SOLE
Corp.
ATP Oil & Gas Corp.       SOLE          Filer + No. 1    SOLE
Avalon Holdings Corp.     SOLE          Filer + No. 1    SOLE
Avenue A Inc.             SOLE          Filer + No. 1    SOLE
Bally Total Fitness       SOLE          Filer + No. 1    SOLE
Holding Corp.
Barrett Business          SOLE          Filer + No. 1    SOLE
Services Inc.
Bay View Capital Corp.    SOLE          Filer + No. 1    SOLE
Blair Corp.               SOLE          Filer + No.1     SOLE
CCC Information           SOLE          Filer + No. 1    SOLE
Services Group


TOTAL



Column 1:                Column 2:     Column 3:   Column 4:                           Column 5:

Name of Issuer           Title of      CUSIP       Fair Market       Shares or         SH/PRN     Put/Call
                         Class         Number      Value             Principal Amount
                                                   (in thousands)


CTB Intl. Corp.          COM           125960104   11,814            724,801           SH
CTN Media Group Inc.     COM           12643W107   6                 39,366            SH
Cablevision Systems      CL A          12686C109   662               70,000            SH
Corp.
Cagles Inc.              CL A          127703166   903               89,500            SH
Cal Maine Foods Inc.     COM           128030202   151               41,700
Cherokee Inc. DEL        COM           16444H102   8,169             393,500           SH
Chronimed Inc.           COM           171164106   863               172,600           SH
Columbus McKinnon        COM           199333105   1,180             138,800           SH
Corp. NY
Concorde Career          COM           20651H201   2,361             272,896           SH
Colleges Inc.
Corio Inc.               COM           218875102   122               111,500           SH
Danielson Holding Corp.  COM           236274106   768               156,000           SH
Delta & Pine Land Co.    COM           24735106    5,027             250,100           SH
Dwyer Group Inc.         COM           267455103   62                15,000            SH
Eldertrust               COM SH BEN    284560109   2,035             257,600           SH
                         INT
Enesco Group Inc.        COM           292973104   1,748             200,000           SH
Envirogen Inc.           COM NEW       294040308   161               179,000           SH
First Aviation Svcs      COM           31865W108   10,242            2,090,192         SH
Inc.
First UN Real Estate     SH BEN INT    337400105   549               242,000           SH
Equity and Management
Investments
Foster L B Co.           COM           350060109   1,838             365,500           SH
Frozen Food Express      COM           359360104   1,313             546,980           SH
Inds Inc.
GP Strategies Corp.      COM           36225V104   233               50,000            SH
G-III Apparel Group      COM           36237H101   2,244             307,432           SH
Ltd.
Gerber Scientific Inc.   COM           373730100   351               100,000           SH
Gold Fields Ltd. New     SPONSORED     38059T106   1,548             138,000           SH
                         ADR


TOTAL                                              $ 54,350          6,952,467
                                                   --------          ---------




Column 1:              Column 6:     Column 7:       Column 8:

Name of Issuer         Investment    Other Managers  Voting Authority
                       discretion

                                                     Sole      Shared     None

CTB Intl. Corp.        SOLE          Filer + No. 1   SOLE
CTN Media Group Inc.   SOLE          Filer + No. 1   SOLE
Cablevision Systems    SOLE          Filer + No. 1   SOLE
Corp.
Cagles Inc.            SOLE          Filer + No. 1   SOLE
Cal Maine Foods Inc.   SOLE          Filer + No. 1   SOLE
Cherokee Inc. DEL      SOLE          Filer + No. 1   SOLE
Chronimed Inc.         SOLE          Filer + No. 1   SOLE
Columbus McKinnon      SOLE          Filer + No. 1   SOLE
Corp. NY
Concorde Career        SOLE          Filer + No. 1   SOLE
Colleges Inc.
Corio Inc.             SOLE          Filer + No. 1   SOLE
Danielson Holding Corp.SOLE          Filer + No. 1   SOLE
Delta & Pine Land Co.  SOLE          Filer + No. 1   SOLE
Dwyer Group Inc.       SOLE          Filer + No. 1   SOLE
Eldertrust             SOLE          Filer + No. 1   SOLE
Enesco Group Inc.      SOLE          Filer + No. 1   SOLE
Envirogen Inc.         SOLE          Filer + No. 1   SOLE
First Aviation Svcs    SOLE          Filer + No. 1   SOLE
Inc.
First UN Real Estate   SOLE          Filer + No. 1   SOLE
Equity and Management
Investments
Foster L B Co.         SOLE          Filer + No. 1   SOLE
Frozen Food Express    SOLE          Filer + No. 1   SOLE
Inds Inc.
GP Strategies Corp.    SOLE          Filer + No. 1   SOLE
G-III Apparel Group    SOLE          Filer + No. 1   SOLE
Ltd.
Gerber Scientific Inc. SOLE          Filer + No. 1   SOLE
Gold Fields Ltd. New   SOLE          Filer + No. 1   SOLE


TOTAL


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)

Greka Energy Corp.        COM        397637109    1,150            203,500            SH
Griffon Corp.             COM        398433102    754              41,650             SH
ICO Holdings Inc.         COM        449293109    1,329            1,062,843          SH
Jarden Corp.              COM        471109108    2,883            145,600            SH
Key3Media Group, Inc.     COM        49326R104    233              505,800            SH
Keynote Systems Inc.      COM        493308100    427              58,200             SH
LabOne, Inc.              COM        50540L105    2,572            99,000             SH
Ladish Inc.               COM        505754200    1,833            150,340            SH
Layne Christensen Co.     COM        521050104    7,229            765,000            SH
Lesco Inc.                COM        526872106    730              64,000             SH
Liquid Audio Inc.         COM        53631T102    95               38,820             SH
Lubys Inc.                COM        549282101    987              150,000            SH
MTR Gaming Group, Inc.    COM        553769100    4,647            280,100            SH
Marisa Christina Inc.     COM        570268102    98               52,600             SH
Marten Trans Ltd.         COM        573075108    1,028            51,400             SH
Middleby Corp.            COM        596278101    1,325            146,400            SH
Monro Muffler Brake Inc.  COM        610236101    6,276            275,500            SH
Morton Industrial Group   CL A       619328107    25               113,010            SH
Nautilus Group, Inc.      COM        63910B102    1,530             50,000            SH
Nevada Gold & Casinos     COM        64126Q206    645               76,100            SH
Inc.
Niagara Corp.             COM        653349100    1,231             512,719           SH



TOTAL                                             $ 37,027         4,842,582
                                                  --------         ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other managers   Voting Authority
                          discretion

Greka Energy Corp.        SOLE          Filer + No. 1    SOLE
Griffon Corp.             SOLE          Filer + No. 1    SOLE
ICO Holdings Inc.         SOLE          Filer + No. 1    SOLE
Jarden Corp.              SOLE          Filer + No. 1    SOLE
Key3Media Group, Inc.     SOLE          Filer + No. 1    SOLE
Keynote Systems Inc.      SOLE          Filer + No. 1    SOLE
LabOne, Inc.              SOLE          Filer + No. 1    SOLE
Ladish Inc.               SOLE          Filer + No. 1    SOLE
Layne Christensen Co.     SOLE          Filer + No. 1    SOLE
Lesco Inc.                SOLE          Filer + No. 1    SOLE
Liquid Audio Inc.         SOLE          Filer + No. 1    SOLE
Lubys Inc.                SOLE          Filer + No. 1    SOLE
MTR Gaming Group, Inc.    SOLE          Filer + No. 1    SOLE
Marisa Christina Inc.     SOLE          Filer + No. 1    SOLE
Marten Trans Ltd.         SOLE          Filer + No. 1    SOLE
Middleby Corp.            SOLE          Filer + No. 1    SOLE
Monro Muffler Brake Inc.  SOLE          Filer + No. 1    SOLE
Morton Industrial Group   SOLE          Filer + No. 1    SOLE
Nautilus Group, Inc.      SOLE          Filer + No. 1    SOLE
Nevada Gold & Casinos     SOLE          Filer + No. 1    SOLE
Inc.
Niagara Corp.             SOLE          Filer + No. 1    SOLE



Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market       Shares or         SH/PRN     Put/Call
                          Class      Number       Value             Principal Amount
                                                  (in thousands)

Norfolk Southern Corp.    COM        655844108    278               11,900            SH
Nuance Communications,    COM        669967101    2,236             535,000           SH
Inc.
OPTI Inc.                 COM        683960108    72                50,000            SH
Opticare Health Systems   COM        68386P105    110               343,005           SH
Inc.
PC-Tel Inc.               COM        69325Q105    2,001             293,000           SH
PHSB Financial Corp.      COM        69335T107    142               10,000            SH
PMR Corp.                 COM        693451106    39                21,600            SH
PSB Bancorp. Inc.         COM        693604100    77                10,000            SH
PTek Holdings, Inc.       COM        69366M104    578               100,900           SH
Packaged Ice Inc.         COM        695148106    250               200,000           SH
Perry Ellis               COM        288853104    304              20,000             SH
International Inc.
Petroquest Energy Inc.    COM        716748108    67                12,100            SH
Phoenix Gold              COM        719068108    1,086             415,950           SH
International Inc.
Pinnacle Entertainment    COM        723456109    3,189             300,000           SH
Inc.
Price Legacy Corp.        COM        74144P106    2,369             615,333           SH
Pricesmart Inc.           COM        741511109    13,057            338,800           SH
Prima Energy Corp         COM        741901201    888               39,000            SH
Range Res Corp.           COM        75281A109    2,800             500,000           SH
Resonate Inc.             COM        76115Q104    766               387,100           SH
Royal Olympic Cruise      COM        V7780Z109    814               370,000           SH
Lines Inc.
SOS Staffing Services     COM        78462X104    443               590,000           SH
Inc.
Sapient Corp.             COM        803062108    49                46,700            SH
Scheid Vineyards Inc.     CL A       806403101    363               113,000           SH
Sequa Corporation         CL A       817320104    3,381             51,700            SH
Sequa Corporation         CL B       817320203    478               7,300             SH



TOTAL                                             $ 35,837          5,382,388
                                                  --------          ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other Managers   Voting Authority
                          discretion

                                                         Sole      Shared     None
Norfolk Southern Corp.    SOLE          Filer + No. 1    SOLE
Nuance Communications,    SOLE          Filer + No. 1    SOLE
Inc.
OPTI Inc.                 SOLE          Filer + No. 1    SOLE
Opticare Health Systems   SOLE          Filer + No. 1    SOLE
Inc.
PC-Tel Inc.               SOLE          Filer + No. 1    SOLE
PHSB Financial Corp.      SOLE          Filer + No. 1    SOLE
PMR Corp.                 SOLE          Filer + No. 1    SOLE
PSB Bancorp. Inc.         SOLE          Filer + No. 1    SOLE
PTek Holdings, Inc.       SOLE          Filer + No. 1    SOLE
Packaged Ice Inc.         SOLE          Filer + No. 1    SOLE
Perry Ellis               SOLE          Filer + No. 1    SOLE
International Inc.
Petroquest Energy Inc.    SOLE          Filer + No. 1    SOLE
Phoenix Gold              SOLE          Filer + No. 1    SOLE
International Inc.
Pinnacle Entertainment    SOLE          Filer + No. 1    SOLE
Inc.
Price Legacy Corp.        SOLE          Filer + No. 1    SOLE
Pricesmart Inc.           SOLE          Filer + No. 1    SOLE
Prima Energy Corp         SOLE          Filer + No. 1    SOLE
Range Res Corp.           SOLE          Filer + No. 1    SOLE
Resonate Inc.             SOLE          Filer + No. 1    SOLE
Royal Olympic Cruise      SOLE          Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Services     SOLE          Filer + No. 1    SOLE
Inc.
Sapient Corp.             SOLE          Filer + No. 1    SOLE
Scheid Vineyards Inc.     SOLE          Filer + No. 1    SOLE
Sequa Corporation         SOLE          Filer + No. 1    SOLE
Sequa Corporation         SOLE          Filer + No. 1    SOLE





Column 1:                Column 2:     Column 3:    Column 4:                          Column 5:

Name of Issuer           Title of      CUSIP        Fair Market      Shares or         SH/PRN     Put/Call
                         Class         Number       Value            Principal Amount
                                                    (in thousands)

Smartforce PLC           SPONSORED     83170A206    774              227,500           SH
                         ADR
Southern UN Co.          COM           844030106    514              30,215            SH
Stamps.com, Inc.         COM           852857101    926              210,000           SH
Stride-Rite Corp.        COM           863310100    800              100,000           SH
Sylvan Inc.              COM           871371100    13,885           1,068,886         SH
Syntellect Inc.          COM           87161L105    312              600,800           SH
Tasty Baking Co.         COM           876553306    3,020            223,700           SH
Trintech Group PLC       SPONSORED     896682700    150              120,100           SH
                         ADR
Tyson Foods, Inc.        CL A          902494103    307              19,768            SH
U.S. Home & Garden Inc.  COM           902939107    69               121,000           SH
U.S. Liquids Inc.        COM           902974104    470              159,400           SH
Unitedglobalcom          CL A          913247508    74               26,998            SH
Valueclick Inc.          COM           92046N102    2,257            685,936           SH
Varsity Brands Inc.      COM           92227P108    561              126,112           SH
Ventas Inc.              COM           92276F100    3,889            305,000           SH
Vicinity Corp.           COM           925653107    679              339,300           SH
Westmoreland Coal Co.    PFD DP A      960878304    3,303            98,600            SH
                         CV1/4
World Airways, Inc.      COM           98142H105    42               40,000            SH
World Wrestling          CL A          98156Q108    4,818            330,000           SH
Federation
Entertainment Inc.

TOTAL                                               $ 36,850         4,833,315
                                                    --------         ---------

GRAND TOTAL                                         $ 181,763        24,077,300
                                                    ---------        ----------



Column 1:                Column 6:     Column 7:       Column 8:

Name of Issuer           Investment    Other Managers  Voting Authority
                         discretion

                                                       Sole      Shared     None

Smartforce PLC           SOLE          Filer + No. 1   SOLE

Southern UN Co.          SOLE          Filer + No. 1   SOLE
Stamps.com, Inc.         SOLE          Filer + No. 1   SOLE
Stride-Rite Corp.        SOLE          Filer + No. 1   SOLE
Sylvan Inc.              SOLE          Filer + No. 1   SOLE
Syntellect Inc.          SOLE          Filer + No. 1   SOLE
Tasty Baking Co.         SOLE          Filer + No. 1   SOLE
Trintech Group PLC       SOLE          Filer + No. 1   SOLE

Tyson Foods, Inc.        SOLE          Filer + No. 1   SOLE
U.S. Home & Garden Inc.  SOLE          Filer + No. 1   SOLE
U.S. Liquids Inc.        SOLE          Filer + No. 1   SOLE
Unitedglobalcom          SOLE          Filer + No. 1   SOLE
Valueclick Inc.          SOLE          Filer + No. 1   SOLE
Varsity Brands Inc.      SOLE          Filer +No. 1    SOLE
Ventas Inc.              SOLE          Filer + No. 1   SOLE
Vicinity Corp.           SOLE          Filer + No. 1   SOLE
Westmoreland Coal Co.    SOLE          Filer + No. 1   SOLE

World Airways, Inc.      SOLE          Filer + No. 1   SOLE
World Wrestling          SOLE          Filer + No. 1   SOLE
Federation
Entertainment Inc.